Lease Obligations - Summary of Lease Related Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Operating lease assets	$ 27,449	$ 29,079	$ 28,113
Finance lease assets		6,870	8,192
Total lease assets		$ 35,949	$ 36,305
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Current
Operating lease liabilities	6,670	$ 6,836	$ 6,229
Finance lease liabilities		$ 3,783	$ 3,915
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Current	Other Liabilities, Current
Noncurrent
Operating lease liabilities	$ 21,793	$ 23,297	$ 22,803
Finance lease liabilities		$ 3,416	$ 4,236
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities		$ 37,332	$ 37,183
Weighted-average remaining lease term [Abstract]
Operating leases		4 years 9 months 18 days	5 years 3 months 18 days
Finance leases		2 years 3 months 18 days	2 years 7 months 6 days
Weighted-average discount rate
Operating leases		5.51%	5.09%
Finance leases		6.02%	5.77%